EXHIBIT 99.8

Ernst & Young LLP Report of Independent Accountants on Applying Agreed-Upon Procedures

Agate Bay Mortgage Trust 2015-6

Mortgage Pass-Through Certificates, Series 2015-6

Sample Mortgage Loan Agreed-Upon Procedures

Report To:

Two Harbors Investment Corp.

TH TRS Corp.

Agate Bay Residential Mortgage Securities LLC

Wells Fargo Securities, LLC

26 August 2015

A member firm of Ernst & Young Global Limited

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Two Harbors Investment Corp.

TH TRS Corp.

Agate Bay Residential Mortgage Securities LLC

601 Carlson Parkway, Suite 1400

Minnetonka, Minnesota 55305

Wells Fargo Securities, LLC

375 Park Avenue, 2nd Floor

New York, New York 10152

Re:	Agate Bay Mortgage Trust 2015-6
Mortgage Pass-Through Certificates, Series 2015-6 (the “Certificates”)
Sample Mortgage Loan Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist Agate Bay Residential Mortgage Securities LLC (the “Depositor”) in evaluating the accuracy of certain information with respect to a pool of fixed rate mortgage loans (the “Mortgage Loans”) relating to the Agate Bay Mortgage Trust 2015-6 securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, Two Harbors Investment Corp. (“Two Harbors”), on behalf of the Depositor, provided us with the following information:

a.	An electronic data file labeled “ABMT 2015-6 ASF export (Actual) V2_preliminary for EY audit_8.18.2015.xlsx” (the “Preliminary Data File”), which Two Harbors, on behalf of the Depositor, indicated contains information as of 17 August 2015 on certain mortgage loans (the “Preliminary Mortgage Loans”) that are expected to be representative of the Mortgage Loans,
b.	Imaged copies of the:
i.	Promissory note and prepayment penalty rider (collectively, the “Promissory Note”),
ii.	Loan application (the “Loan Application”),
iii.	Appraisal report and field review (collectively, the “Appraisal”),
iv.	Collateral desktop analysis review (the “CDA Review”),
v.	Subordination agreement, subordination modification agreement or HELOC agreement (collectively, the “Subordination Agreement”),
vi.	Credit report (the “Credit Report”),
vii.	Gemstone report (the “Gemstone Report”),
viii.	Lock confirmation notification (the “Lock Confirmation”),
ix.	Loan safe fraud manager report (the “Loan Safe Report”),
x.	Settlement statement (the “Settlement Statement”) and/or
xi.	Underwriting summary (the “Underwriting Summary,” together with the Promissory Note, Loan Application, Appraisal, CDA Review, Subordination Agreement, Credit Report, Gemstone Report, Lock Confirmation, Loan Safe Report and Settlement Statement, the “Source Documents”)

relating to the Sample Mortgage Loans (as defined in Attachment A),

c.	The list of relevant characteristics (the “Sample Characteristics”) on the Preliminary Data File, which are listed on Exhibit 2 to Attachment A and
d.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Preliminary Data File, Source Documents, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any further procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Preliminary Data File. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the information on the Source Documents or any other information provided to us by Two Harbors, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to (a) the existence of the Mortgage Loans, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by Two Harbors, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not conducted for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loans,
iii.	Whether the originator of the Mortgage Loans complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

26 August 2015

Attachment A

Procedures we performed and our associated findings

1.	As instructed by Two Harbors, on behalf of the Depositor, we randomly selected a sample of 201 Preliminary Mortgage Loans (the “Sample Mortgage Loans”) from the Preliminary Data File. The Sample Mortgage Loans are identified on Exhibit 1 to Attachment A. For the purpose of this procedure, Two Harbors, on behalf of the Depositor, did not inform us as to the basis for how they selected the number of Sample Mortgage Loans that we were instructed to randomly select from the Preliminary Data File.

2.	For each Sample Mortgage Loan on the Preliminary Data File, we compared the Sample Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Source Documents that were provided by Two Harbors, on behalf of the Depositor, subject to the qualifications, assumptions and methodologies provided by Two Harbors, on behalf of the Depositor, that are stated in the notes on Exhibit 2 to Attachment A. The Source Document(s) that we were instructed by Two Harbors, on behalf of the Depositor, to use for each Sample Characteristic are shown on Exhibit 2 to Attachment A. Except for the information shown on Exhibit 3 to Attachment A, all such compared information was in agreement.

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Exhibit 1 to Attachment A

Sample Mortgage Loans

Sample Mortgage Loan Number	Loan Number	Sample Mortgage Loan Number	Loan Number
1	353455572	39	353571693
2	353497326	40	353573904
3	353509627	41	353574956
4	353414793	42	353583537
5	353503324	43	353622384
6	353534230	44	353583507
7	353530793	45	353577076
8	353532450	46	353577097
9	353535981	47	353583459
10	353535969	48	353588224
11	353530814	49	353577093
12	353537726	50	353622036
13	353536009	51	353587372
14	353534234	52	353565942
15	353523007	53	353586646
16	353550559	54	353579286
17	353564722	55	353579257
18	353559759	56	353588261
19	353559769	57	353572783
20	353621748	58	353576024
21	353504903	59	353586632
22	353564674	60	353589635
23	353497306	61	353571670
24	353569410	62	353586636
25	353552105	63	353588919
26	353563381	64	353590328
27	353579259	65	353588238
28	353576002	66	353590330
29	353569489	67	353597353
30	353579235	68	353595254
31	353552073	69	353588932
32	353571701	70	353596646
33	353568318	71	353564743
34	353579317	72	353588220
35	353580359	73	353588071
36	353580402	74	353584384
37	353585303	75	353588254
38	353570584	76	353602780

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Exhibit 1 to Attachment A

Sample Mortgage Loan Number	Loan Number	Sample Mortgage Loan Number	Loan Number
77	353595252	117	353600658
78	353593855	118	353568254
79	353596594	119	353599430
80	353597323	120	353583541
81	353588253	121	353602952
82	353585317	122	353590319
83	353589629	123	353602057
84	353598805	124	353596640
85	353598047	125	353595245
86	353583464	126	353602661
87	353583550	127	353591862
88	353600039	128	353598067
89	353597349	129	353600652
90	353583440	130	353602787
91	353594549	131	353602832
92	353598828	132	353602727
93	353580468	133	353602984
94	353587357	134	353621203
95	353593859	135	353591754
96	353598055	136	353589617
97	353598815	137	353621629
98	353600026	138	353602789
99	353588057	139	353621596
100	353596615	140	353603138
101	353598789	141	353602749
102	353621210	142	353621167
103	353583510	143	353602659
104	353596628	144	353621323
105	353602792	145	353621182
106	353583526	146	353621405
107	353602930	147	353590376
108	353621452	148	353603094
109	353602685	149	353621551
110	353621227	150	353598065
111	353570604	151	353602676
112	353579288	152	353621341
113	353581516	153	353603025
114	353601377	154	353603144
115	353601387	155	353621180
116	353600646	156	353621398

Exhibit 1 to Attachment A

Sample Mortgage Loan Number	Loan Number	Sample Mortgage Loan Number	Loan Number
157	353621599	180	353621621
158	353602675	181	353621548
159	353602725	182	353621588
160	353598799	183	353621506
161	353621507	184	353621554
162	353567128	185	353621238
163	353598822	186	353621324
164	353621493	187	353621340
165	353621668	188	353621406
166	353595226	189	353621408
167	353621351	190	353621447
168	353603031	191	353621780
169	353621310	192	353621321
170	353621567	193	353621789
171	353621758	194	353621740
172	353621339	195	353621784
173	353621641	196	353621559
174	353603046	197	353621329
175	353621487	198	353621806
176	353621763	199	353621927
177	353603142	200	353555166
178	353621229	201	353598807
179	353621254

Exhibit 2 to Attachment A

Sample Characteristics and Source Documents

Sample Characteristic	Source Document(s)	Notes

Loan number	Promissory Note	i.
Original principal balance	Promissory Note
Initial interest rate	Promissory Note
First payment date	Promissory Note
Maturity date	Promissory Note
Original term to maturity	(a) Promissory Note or	ii.
(b) Promissory Note and recalculation
Property state	Promissory Note
Property zip code	Promissory Note
Prepayment penalty term	Promissory Note
Interest only term	Promissory Note
Occupancy status	Loan Application
Property type	Appraisal
Appraisal value	Appraisal or CDA Review	iii.
Sale price (if applicable)	Settlement Statement
Junior lien balance	Underwriting Summary, Gemstone Report, Subordination Agreement, Credit Report, Loan Safe Report or Lock Confirmation	iv.
Loan purpose	(a) Settlement Statement or	v.
(b) Promissory Note, Settlement Statement, Credit Report and recalculation
Value used for loan-to-value ratios	(a) (i) Settlement Statement, (ii) Appraisal or CDA Review and (iii) recalculation,	vi.
(b) (i) Promissory Note,
(ii) Appraisal or CDA Review and
(iii) recalculation or
(c) Appraisal or CDA Review
Original loan-to-value ratio	Recalculation	vii.
Combined loan-to-value ratio	Recalculation	viii.
Current monthly principal and interest payment	Promissory Note and recalculation	ix.

Exhibit 2 to Attachment A

Notes:

i.	For identification purposes only.

ii.	For Sample Mortgage Loans which do not have the original term to maturity specifically stated on the Promissory Note, Two Harbors, on behalf of the Depositor, instructed us to recalculate the original term to maturity Sample Characteristic using the first payment date and maturity date of the Sample Mortgage Loan, both as shown on the Promissory Note.

iii.	For Sample Mortgage Loans with both an Appraisal and CDA Review (or more than one Appraisal and/or CDA Review), Two Harbors, on behalf of the Depositor, instructed us to use the Appraisal or CDA Review with the lowest appraisal value as the Source Document.

iv.	For each Sample Mortgage Loan, Two Harbors, on behalf of the Depositor, provided one or more of the indicated Source Documents for the purpose of comparing the junior lien balance Sample Characteristic. Two Harbors, on behalf of the Depositor, instructed us to note agreement if the information on the Preliminary Data File agreed to the corresponding information on at least one such Source Document. We performed no procedures to reconcile any differences that may exist between various Source Documents for the junior lien balance Sample Characteristic.

v.	For each Sample Mortgage Loan with a loan purpose of “First-time Home Purchase” or “Other-than-first-time Home Purchase,” as shown on the Preliminary Data File (each, a “Purchase Mortgage Loan”), Two Harbors, on behalf of the Depositor, instructed us to use the Settlement Statement as the Source Document for the purpose of comparing the loan purpose Sample Characteristic.

For each Sample Mortgage Loan that is not a Purchase Mortgage Loan (each, a “Refinance Mortgage Loan”), Two Harbors, on behalf of the Depositor, instructed us to calculate the “Amount to Borrower” as the difference between:

(a)	The original principal balance of the Sample Mortgage Loan, as shown on the Promissory Note, and
(b)	The sum of:
(1)	The unpaid principal balance of the previous first mortgage loan that is being refinanced, as shown on the Settlement Statement,
(2)	If any secondary financing relating to the subject property is an installment loan or HELOC, as shown on the Credit Report, and such loan is being repaid with the proceeds of the Sample Mortgage Loan, as shown on the Settlement Statement, the unpaid principal balance of the secondary financing relating to the subject property that is being repaid with the proceeds of the Sample Mortgage Loan, as shown on the Settlement Statement, and
(3)	Settlement charges relating to the Sample Mortgage Loan, as shown on the Settlement Statement.

Exhibit 2 to Attachment A

Notes: (continued)

v.  (continued)

For each Refinance Mortgage Loan, Two Harbors, on behalf of the Depositor, instructed us that the loan purpose is:

(a)	“Cash-Out Refinance” if the Amount to Borrower is greater than or equal to 1% of the original principal balance of the Sample Mortgage Loan, as shown on the Promissory Note and
(b)	“Rate/Term Refinance” if the Amount to Borrower is less than 1% of the original principal balance of the Sample Mortgage Loan, as shown on the Promissory Note.

vi.	For each Purchase Mortgage Loan, Two Harbors, on behalf of the Depositor, instructed us to recalculate the value used for loan-to-value ratios Sample Characteristic as the minimum of the:
(a)	Sale price (if applicable), as shown on the Settlement Statement, and
(b)	Appraisal value, as shown on the Appraisal or CDA Review (and in accordance with the methodology described in note iii. above).

For each Refinance Mortgage Loan with information in the corresponding Appraisal indicating that the related mortgaged property was purchased by the borrower within twelve months of the origination date (as shown on the Promissory Note) of the Sample Mortgage Loan (each, a “Recently Purchased Refinance Mortgage Loan”), Two Harbors, on behalf of the Depositor, instructed us to recalculate the value used for loan-to-value ratios Sample Characteristic as the minimum of the:

(a)	The sale price related to the purchase of the related mortgaged property by the borrower, as shown on the Appraisal, and
(b)	Appraisal value, as shown on the Appraisal or CDA Review (and in accordance with the methodology described in note iii. above).

For each Sample Mortgage Loan which is not a Purchase Mortgage Loan or a Recently Purchased Refinance Mortgage Loan, Two Harbors, on behalf of the Depositor, instructed us to use the appraisal value, as shown on the Appraisal or CDA Review (and in accordance with the methodology described in note iii. above) for the purpose of comparing the value used for loan-to-value ratios Sample Characteristic.

Exhibit 2 to Attachment A

Notes: (continued)

vii.	Two Harbors, on behalf of the Depositor, instructed us to recalculate the original loan-to-value ratio Sample Characteristic for each Sample Mortgage Loan by:
(a)	Dividing:
(1)	The original principal balance of the Sample Mortgage Loan, as shown on the Promissory Note, by
(2)	The value used for loan-to-value ratios, as determined in accordance with the methodologies described in note vi. above

and

(b)	Rounding the value recalculated in (a) to the second decimal place (XX.XX%).

For the purpose of this procedure, Two Harbors, on behalf of the Depositor, instructed us to ignore absolute differences of +/- 0.01% or less.

viii.	Two Harbors, on behalf of the Depositor, instructed us to recalculate the combined loan-to-value ratio Sample Characteristic for each Sample Mortgage Loan by:
(a)	Dividing:
(1)	The sum of (i) the original principal balance of the Sample Mortgage Loan, as shown on the Promissory Note, and (ii) the junior lien balance related to such Sample Mortgage Loan, as shown on the Underwriting Summary, Gemstone Report, Subordination Agreement, Credit Report, Loan Safe Report or Lock Confirmation (and in accordance with the methodology described in note iv. above), by
(2)	The value used for loan-to-value ratios, as determined in accordance with the methodologies described in note vi. above

and

(b)	Rounding the value recalculated in (a) to the second decimal place (XX.XX%).

For the purpose of this procedure, Two Harbors, on behalf of the Depositor, instructed us to ignore absolute differences of +/- 0.01% or less.

ix.	For the purpose of recalculating the current monthly principal and interest payment Sample Characteristic, Two Harbors, on behalf of the Depositor, instructed us to use the “PMT” function in Microsoft Excel and the original principal balance, initial interest rate and original term to maturity of each Sample Mortgage Loan, all as shown on the Promissory Note (or with respect to the original term to maturity, as shown on the Promissory Note or recalculated in accordance with the methodology described in note ii. above).

For the purpose of this procedure, Two Harbors, on behalf of the Depositor, instructed us to ignore differences of +/- $0.01 or less.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by Two Harbors, on behalf of the Depositor, that are described in the notes above.

Exhibit 3 to Attachment A

Sample Characteristic Differences

Sample Mortgage Loan Number	Sample Characteristic	Preliminary Data File Value	Source Document Value

27	Original loan-to-value ratio	79.71%	80.00%

	Combined loan-to-value ratio	79.71%	80.00%

182	Value used for loan-to-value ratios	xxxxxxxxx	xxxxxxxxx

	Original loan-to-value ratio	72.33%	67.61%

	Combined loan-to-value ratio	72.33%	67.61%

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